Investments in associated companies and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in associated companies and joint ventures
Net carrying amount beginning period	€ 116	€ 84
Translation differences	(8)	(1)
Acquisitions through business combinations	1	20
Additions	9
Disposals		(4)
Share of results	11	18	€ 29
Dividends	(1)	(1)	(2)
Net carrying amount end period	€ 128	€ 116	€ 84